UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2020 to June 30, 2021

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

Haverford Quality Growth Stock Fund
A series of The Advisors’ Inner Circle Fund

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ACCENTURE PLC
Security ID: G1151C101
Ticker: ACN
Meeting Date: 03-Feb-21
1A.	Appointment of Director: Jaime Ardila	Issuer	For	Voted - For
1B.	Appointment of Director: Herbert Hainer	Issuer	For	Voted - For
1C.	Appointment of Director: Nancy Mckinstry	Issuer	For	Voted - For
1D.	Appointment of Director: Beth E. Mooney	Issuer	For	Voted - For
1E.	Appointment of Director: Gilles C. Pã©lisson	Issuer	For	Voted - For
1F.	Appointment of Director: Paula A. Price	Issuer	For	Voted - For
1G.	Appointment of Director: Venkata (murthy) Renduchintala	Issuer	For	Voted - For
1H.	Appointment of Director: David Rowland	Issuer	For	Voted - For
1I.	Appointment of Director: Arun Sarin	Issuer	For	Voted - For
1J.	Appointment of Director: Julie Sweet	Issuer	For	Voted - For
1K.	Appointment of Director: Frank K. Tang	Issuer	For	Voted - For
1L.	Appointment of Director: Tracey T. Travis	Issuer	For	Voted - For
2.	To Approve, in A Non-binding Vote, the Compensation of our Named Executive Officers.	Issuer	For	Voted - For
3.
To Ratify, in A Non-binding Vote, the Appointment of KPMG LLP ("kpmg") As Independent Auditors of Accenture and to Authorize, in A Binding Vote, the Audit Committee of the Board of Directors to Determine KPMGs Remuneration.
		Issuer	For	Voted - Against
4.	To Grant the Board of Directors the Authority to Issue Shares Under Irish Law.	Issuer	For	Voted - For
5.	To Grant the Board of Directors the Authority to Opt-out of Pre-emption Rights Under Irish Law.	Issuer	For	Voted - For
6.	To Determine the Price Range at Which Accenture Can Re-allot Shares That It Acquires As Treasury Shares Under Irish Law.	Issuer	For	Voted - For
AIR PRODUCTS AND CHEMICALS, INC.
Security ID: 009158106
Ticker: APD
Meeting Date: 28-Jan-21
1a.	Election of Director: Susan K. Carter	Issuer	For	Voted - For
1b.	Election of Director: Charles I. Cogut	Issuer	For	Voted - For
1c.	Election of Director: Lisa A. Davis	Issuer	For	Voted - For
1d.	Election of Director: Chadwick C. Deaton	Issuer	For	Voted - Against
1e.	Election of Director: Seifollah Ghasemi	Issuer	For	Voted - For
1f.	Election of Director: David H.y. Ho	Issuer	For	Voted - For
1g.	Election of Director: Edward L. Monser	Issuer	For	Voted - For
1h.	Election of Director: Matthew H. Paull	Issuer	For	Voted - For
2.	Advisory Vote Approving the Compensation of the Companys Named Executive Officers.	Issuer	For	Voted – For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Approval of the Air Products and Chemicals, Inc. 2021 Long-term Incentive Plan.	Issuer	For	Voted - For
4.	Ratify the Appointment of Deloitte & Touche LLP As the Companys Independent Registered Public Accounting Firm for the Fiscal Year Ending September 30, 2021.	Issuer	For	Voted - Against
APPLE INC.
Security ID: 037833100
Ticker: AAPL
Meeting Date: 23-Feb-21
1A.	Election of Director: James Bell	Issuer	For	Voted - For
1B.	Election of Director: Tim Cook	Issuer	For	Voted - For
1C.	Election of Director: Al Gore	Issuer	For	Voted - For
1D.	Election of Director: Andrea Jung	Issuer	For	Voted - For
1E.	Election of Director: Art Levinson	Issuer	For	Voted - Against
1F.	Election of Director: Monica Lozano	Issuer	For	Voted - For
1G.	Election of Director: Ron Sugar	Issuer	For	Voted - Against
1H.	Election of Director: Sue Wagner	Issuer	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young LLP As Apples Independent Registered Public Accounting Firm for Fiscal 2021.	Issuer	For	Voted - Against
3.	Advisory Vote to Approve Executive Compensation.	Issuer	For	Voted - For
4.	A Shareholder Proposal Entitled "shareholder Proxy Access Amendments".	Shareholder	Against	Voted - For
5.	A Shareholder Proposal Entitled "shareholder Proposal to Improve Executive Compensation Program".	Shareholder	Against	Voted - Against
BAXTER INTERNATIONAL INC.
Security ID: 071813109
Ticker: BAX
Meeting Date: 04-May-21
1A.	Election of Director: Josã© (joe) Almeida	Issuer	For	Voted - Against
1B.	Election of Director: Thomas F. Chen	Issuer	For	Voted - For
1C.	Election of Director: John D. Forsyth	Issuer	For	Voted - Against
1D.	Election of Director: Peter S. Hellman	Issuer	For	Voted - Against
1E.	Election of Director: Michael F. Mahoney	Issuer	For	Voted - Against
1F.	Election of Director: Patricia B. Morrison	Issuer	For	Voted - For
1G.	Election of Director: Stephen N. Oesterle	Issuer	For	Voted - For
1H.	Election of Director: Cathy R. Smith	Issuer	For	Voted - For
1I.	Election of Director: Thomas T. Stallkamp	Issuer	For	Voted - Against
1J.	Election of Director: Albert P.l. Stroucken	Issuer	For	Voted - Against
1K.	Election of Director: Amy A. Wendell	Issuer	For	Voted - For
1L.	Election of Director: David S. Wilkes	Issuer	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer Compensation.	Issuer	For	Voted - Against
3.	Ratification of Appointment of Independent Registered Public Accounting Firm.	Issuer	For	Voted – Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4.	Vote to Approve the Omnibus Plan.	Issuer	For	Voted - Against
5.	Vote to Approve the Espp Amendment.	Issuer	For	Voted - For
6.	Stockholder Proposal - Right to Act by Written Consent.	Shareholder	Against	Voted - For
7.	Stockholder Proposal - Independent Board Chairman.	Shareholder	Against	Voted - For
BECTON, DICKINSON AND COMPANY
Security ID: 075887109
Ticker: BDX
Meeting Date: 26-Jan-21
1A.	Election of Director: Catherine M. Burzik	Issuer	For	Voted - For
1B.	Election of Director: R. Andrew Eckert	Issuer	For	Voted - For
1C.	Election of Director: Vincent A. Forlenza	Issuer	For	Voted - For
1D.	Election of Director: Claire M. Fraser	Issuer	For	Voted - For
1E.	Election of Director: Jeffrey W. Henderson	Issuer	For	Voted - Against
1F.	Election of Director: Christopher Jones	Issuer	For	Voted - Against
1G.	Election of Director: Marshall O. Larsen	Issuer	For	Voted - Against
1H.	Election of Director: David F. Melcher	Issuer	For	Voted - Against
1I.	Election of Director: Thomas E. Polen	Issuer	For	Voted - For
1J.	Election of Director: Claire Pomeroy	Issuer	For	Voted - For
1K.	Election of Director: Rebecca W. Rimel	Issuer	For	Voted - For
1L.	Election of Director: Timothy M. Ring	Issuer	For	Voted - For
1M.	Election of Director: Bertram L. Scott	Issuer	For	Voted - Against
2.	Ratification of the Selection of the Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against
3.	Advisory Vote to Approve Named Executive Officer Compensation.	Issuer	For	Voted - Against
4.	Shareholder Proposal Seeking to Lower the Ownership Threshold Required to Call A Special Shareholders Meeting, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
BLACKROCK, INC.
Security ID: 09247X101
Ticker: BLK
Meeting Date: 26-May-21
1A.	Election of Director: Bader M. Alsaad	Issuer	For	Voted - For
1B.	Election of Director: Pamela Daley	Issuer	For	Voted - For
1C.	Election of Director: Jessica P. Einhorn	Issuer	For	Voted - For
1D.	Election of Director: Laurence D. Fink	Issuer	For	Voted - For
1E.	Election of Director: William E. Ford	Issuer	For	Voted - For
1F.	Election of Director: Fabrizio Freda	Issuer	For	Voted - For
1G.	Election of Director: Murry S. Gerber	Issuer	For	Voted - Against
1H.	Election of Director: Margaret "peggy" L. Johnson	Issuer	For	Voted - For
1I.	Election of Director: Robert S. Kapito	Issuer	For	Voted - For
1J.	Election of Director: Cheryl D. Mills	Issuer	For	Voted - For
1K.	Election of Director: Gordon M. Nixon	Issuer	For	Voted - For
1L.	Election of Director: Charles H. Robbins	Issuer	For	Voted – For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1M.	Election of Director: Marco Antonio Slim Domit	Issuer	For	Voted - For
1N.	Election of Director: Hans E. Vestberg	Issuer	For	Voted - For
1O.	Election of Director: Susan L. Wagner	Issuer	For	Voted - For
1P.	Election of Director: Mark Wilson	Issuer	For	Voted - For
2.	Approval, in A Non-binding Advisory Vote, of the Compensation for Named Executive Officers.	Issuer	For	Voted - For
3.	Ratification of the Appointment of Deloitte LLP As Blackrocks Independent Registered Public Accounting Firm for the Fiscal Year 2021.	Issuer	For	Voted - Against
4A.	Approve Amendments to Blackrocks Amended and Restated Certificate of Incorporation To: Provide Shareholders with the Right to Call A Special Meeting.	Issuer	For	Voted - For
4B.	Approve Amendments to Blackrocks Amended and Restated Certificate of Incorporation To: Eliminate Certain Supermajority Vote Requirements.	Issuer	For	Voted - For
4C.	Approve Amendments to Blackrocks Amended and Restated Certificate of Incorporation To: Eliminate Certain Provisions That are No Longer Applicable and Make Certain Other Technical Revisions.	Issuer	For	Voted - For
5.	Shareholder Proposal - Amend Certificate of Incorporation to Convert to A Public Benefit Corporation.	Shareholder	Against	Voted - Against
COMCAST CORPORATION
Security ID: 20030N101
Ticker: CMCSA
Meeting Date: 02-Jun-21
1.	Director: Kenneth J. Bacon	Issuer	For	Voted - For
1.	Director: Madeline S. Bell	Issuer	For	Voted - For
1.	Director: Naomi M. Bergman	Issuer	For	Voted - For
1.	Director: Edward D. Breen	Issuer	For	Voted - Withheld
1.	Director: Gerald L. Hassell	Issuer	For	Voted - Withheld
1.	Director: Jeffrey A. Honickman	Issuer	For	Voted - Withheld
1.	Director: Maritza G. Montiel	Issuer	For	Voted - For
1.	Director: Asuka Nakahara	Issuer	For	Voted - For
1.	Director: David C. Novak	Issuer	For	Voted - Withheld
1.	Director: Brian L. Roberts	Issuer	For	Voted - Withheld
2.	Advisory Vote on Executive Compensation.	Issuer	For	Voted - Against
3.	Ratification of the Appointment of our Independent Auditors.	Issuer	For	Voted - Against
4.	Shareholder Proposal: to Conduct Independent Investigation and Report on Risks Posed by Failing to Prevent Sexual Harassment.	Shareholder	Against	Voted – For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

COSTCO WHOLESALE CORPORATION
Security ID: 22160K105
Ticker: COST
Meeting Date: 21-Jan-21
1.	Director: Susan L. Decker	Issuer	For	Voted - For
1.	Director: Kenneth D. Denman	Issuer	For	Voted - For
1.	Director: Richard A. Galanti	Issuer	For	Voted - For
1.	Director: W. Craig Jelinek	Issuer	For	Voted - For
1.	Director: Sally Jewell	Issuer	For	Voted - For
1.	Director: Charles T. Munger	Issuer	For	Voted - Withheld
1.	Director: Jeffrey S. Raikes	Issuer	For	Voted - Withheld
2.	Ratification of Selection of Independent Auditors.	Issuer	For	Voted - Against
3.	Approval, on an Advisory Basis, of Executive Compensation.	Issuer	For	Voted - For
CVS HEALTH CORPORATION
Security ID: 126650100
Ticker: CVS
Meeting Date: 13-May-21
1A.	Election of Director: Fernando Aguirre	Issuer	For	Voted - For
1B.	Election of Director: C. David Brown II	Issuer	For	Voted - Against
1C.	Election of Director: Alecia A. Decoudreaux	Issuer	For	Voted - For
1D.	Election of Director: Nancy-ann M. Deparle	Issuer	For	Voted - For
1E.	Election of Director: David W. Dorman	Issuer	For	Voted - Against
1F.	Election of Director: Roger N. Farah	Issuer	For	Voted - Against
1G.	Election of Director: Anne M. Finucane	Issuer	For	Voted - Against
1H.	Election of Director: Edward J. Ludwig	Issuer	For	Voted - For
1I.	Election of Director: Karen S. Lynch	Issuer	For	Voted - For
1J.	Election of Director: Jean-pierre Millon	Issuer	For	Voted - For
1K.	Election of Director: Mary L. Schapiro	Issuer	For	Voted - For
1L.	Election of Director: William C. Weldon	Issuer	For	Voted - Against
1M.	Election of Director: Tony L. White	Issuer	For	Voted - Against
2.	Ratification of the Appointment of our Independent Registered Public Accounting Firm for 2021.	Issuer	For	Voted - Against
3.	Say on Pay, A Proposal to Approve, on an Advisory Basis, the Companys Executive Compensation.	Issuer	For	Voted - Against
4.	Stockholder Proposal for Reducing the Threshold for our Stockholder Right to Act by Written Consent.	Shareholder	Against	Voted - For
5.	Stockholder Proposal Regarding our Independent Board Chair.	Shareholder	Against	Voted - For
DOLLAR GENERAL CORPORATION
Security ID: 256677105
Ticker: DG
Meeting Date: 26-May-21
1A.	Election of Director: Warren F. Bryant	Issuer	For	Voted – Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1B.	Election of Director: Michael M. Calbert	Issuer	For	Voted - Against
1C.	Election of Director: Patricia D. Fili-krushel	Issuer	For	Voted - Against
1D.	Election of Director: Timothy I. Mcguire	Issuer	For	Voted - Against
1E.	Election of Director: William C. Rhodes, III	Issuer	For	Voted - Against
1F.	Election of Director: Debra A. Sandler	Issuer	For	Voted - For
1G.	Election of Director: Ralph E. Santana	Issuer	For	Voted - For
1H.	Election of Director: Todd J. Vasos	Issuer	For	Voted - For
2.	To Approve, on an Advisory (non-binding) Basis, the Resolution Regarding the Compensation of Dollar General Corporations Named Executive Officers As Disclosed in the Proxy Statement.	Issuer	For	Voted - For
3.	To Ratify the Appointment of Ernst & Young LLP As Dollar General Corporations Independent Registered Public Accounting Firm for Fiscal 2021.	Issuer	For	Voted - Against
4.	To Approve the Dollar General Corporation 2021 Stock Incentive Plan.	Issuer	For	Voted - Against
5.	To Approve an Amendment to the Amended and Restated Charter of Dollar General Corporation to Allow Shareholders Holding 25% Or More of our Common Stock to Request Special Meetings of Shareholders.	Issuer	For	Voted - For
6.	To Vote on A Shareholder Proposal Regarding Shareholders Ability to Call Special Meetings of Shareholders.	Shareholder	Against	Voted - Against
DUPONT DE NEMOURS INC
Security ID: 26614N102
Ticker: DD
Meeting Date: 28-Apr-21
1A.	Election of Director: Amy G. Brady	Issuer	For	Voted - For
1B.	Election of Director: Edward D. Breen	Issuer	For	Voted - Against
1C.	Election of Director: Ruby R. Chandy	Issuer	For	Voted - For
1D.	Election of Director: Franklin K. Clyburn, Jr.	Issuer	For	Voted - For
1E.	Election of Director: Terrence R. Curtin	Issuer	For	Voted - For
1F.	Election of Director: Alexander M. Cutler	Issuer	For	Voted - For
1G.	Election of Director: Eleuthã¨re I. Du Pont	Issuer	For	Voted - For
1H.	Election of Director: Luther C. Kissam	Issuer	For	Voted - For
1I.	Election of Director: Frederick M. Lowery	Issuer	For	Voted - For
1J.	Election of Director: Raymond J. Milchovich	Issuer	For	Voted - For
1K.	Election of Director: Deanna M. Mulligan	Issuer	For	Voted - For
1L.	Election of Director: Steven M. Sterin	Issuer	For	Voted - For
2.	Advisory Resolution to Approve Executive Compensation.	Issuer	For	Voted - For
3.	Ratification of the Appointment of PricewaterhouseCoopers LLP As the Companys Independent Registered Public Accounting Firm for 2021.	Issuer	For	Voted - Against
4.	Amendment and Restatement of the Companys Certificate of Incorporation to Decrease the Ownership Threshold for Stockholders to Call A Special Meeting.	Issuer	For	Voted – Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	Right to Act by Written Consent.	Shareholder	Against	Voted - For
6.	Annual Disclosure of Eeo-1 Data.	Shareholder	Against	Voted - For
7.	Annual Report on Plastic Pollution.	Shareholder	Against	Voted - Against
ECOLAB INC.
Security ID: 278865100
Ticker: ECL
Meeting Date: 06-May-21
1A.	Election of Director: Douglas M. Baker, Jr.	Issuer	For	Voted - For
1B.	Election of Director: Shari L. Ballard	Issuer	For	Voted - For
1C.	Election of Director: Barbara J. Beck	Issuer	For	Voted - For
1D.	Election of Director: Christophe Beck	Issuer	For	Voted - For
1E.	Election of Director: Jeffrey M. Ettinger	Issuer	For	Voted - For
1F.	Election of Director: Arthur J. Higgins	Issuer	For	Voted - Against
1G.	Election of Director: Michael Larson	Issuer	For	Voted - For
1H.	Election of Director: David W. Maclennan	Issuer	For	Voted - For
1I.	Election of Director: Tracy B. Mckibben	Issuer	For	Voted - For
1J.	Election of Director: Lionel L. Nowell, III	Issuer	For	Voted - For
1K.	Election of Director: Victoria J. Reich	Issuer	For	Voted - For
1L.	Election of Director: Suzanne M. Vautrinot	Issuer	For	Voted - For
1M.	Election of Director: John J. Zillmer	Issuer	For	Voted - Against
2.	Ratify the Appointment of PricewaterhouseCoopers LLP As Independent Registered Public Accounting Firm for the Current Year Ending December 31, 2021.	Issuer	For	Voted - Against
3.	Advisory Vote to Approve the Compensation of Executives Disclosed in the Proxy Statement.	Issuer	For	Voted - For
4.	Stockholder Proposal Regarding Proxy Access, If Properly Presented.	Shareholder	Against	Voted - For
HONEYWELL INTERNATIONAL INC.
Security ID: 438516106
Ticker: HON
Meeting Date: 21-May-21
1A.	Election of Director: Darius Adamczyk	Issuer	For	Voted - Against
1B.	Election of Director: Duncan B. Angove	Issuer	For	Voted - For
1C.	Election of Director: William S. Ayer	Issuer	For	Voted - For
1D.	Election of Director: Kevin Burke	Issuer	For	Voted - Against
1E.	Election of Director: D. Scott Davis	Issuer	For	Voted - Against
1F.	Election of Director: Deborah Flint	Issuer	For	Voted - For
1G.	Election of Director: Judd Gregg	Issuer	For	Voted - Against
1H.	Election of Director: Grace D. Lieblein	Issuer	For	Voted - For
1I.	Election of Director: Raymond T. Odierno	Issuer	For	Voted - For
1J.	Election of Director: George Paz	Issuer	For	Voted - For
1K.	Election of Director: Robin L. Washington	Issuer	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation.	Issuer	For	Voted - For
3.	Approval of Independent Accountants.	Issuer	For	Voted - Against
4.	Shareholder Right to Act by Written Consent.	Shareholder	Against	Voted – For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

INTERCONTINENTAL EXCHANGE, INC.
Security ID: 45866F104
Ticker: ICE
Meeting Date: 14-May-21
1A.	Election of Director for Term Expiring in 2022: Hon. Sharon Y. Bowen	Issuer	For	Voted - For
1B.	Election of Director for Term Expiring in 2022: Shantella E. Cooper	Issuer	For	Voted - For
1C.	Election of Director for Term Expiring in 2022: Charles R. Crisp	Issuer	For	Voted - Against
1D.	Election of Director for Term Expiring in 2022: Duriya M. Farooqui	Issuer	For	Voted - For
1E.	Election of Director for Term Expiring in 2022: the Rt. Hon. the Lord Hague of Richmond	Issuer	For	Voted - For
1F.	Election of Director for Term Expiring in 2022: Mark F. Mulhern	Issuer	For	Voted - For
1G.	Election of Director for Term Expiring in 2022: Thomas E. Noonan	Issuer	For	Voted - For
1H.	Election of Director for Term Expiring in 2022: Frederic V. Salerno	Issuer	For	Voted - Against
1I.	Election of Director for Term Expiring in 2022: Caroline L. Silver	Issuer	For	Voted - For
1J.	Election of Director for Term Expiring in 2022: Jeffrey C. Sprecher	Issuer	For	Voted - Against
1K.	Election of Director for Term Expiring in 2022: Judith A. Sprieser	Issuer	For	Voted - For
1L.	Election of Director for Term Expiring in 2022: Vincent Tese	Issuer	For	Voted - Against
2.	To Approve, by Non-binding Vote, the Advisory Resolution on Executive Compensation for Named Executive Officers.	Issuer	For	Voted - For
3.	To Ratify the Appointment of Ernst & Young LLP As our Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2021.	Issuer	For	Voted - Against
4.	A Stockholder Proposal Regarding Adoption of A Simple Majority Voting Standard, If Properly Presented at the Annual Meeting.	Shareholder	Against	Voted - For
JOHNSON & JOHNSON
Security ID: 478160104
Ticker: JNJ
Meeting Date: 22-Apr-21
1A.	Election of Director: Mary C. Beckerle	Issuer	For	Voted - For
1B.	Election of Director: D. Scott Davis	Issuer	For	Voted - For
1C.	Election of Director: Ian E. L. Davis	Issuer	For	Voted - Against
1D.	Election of Director: Jennifer A. Doudna	Issuer	For	Voted - For
1E.	Election of Director: Alex Gorsky	Issuer	For	Voted - For
1F.	Election of Director: Marillyn A. Hewson	Issuer	For	Voted - For
1G.	Election of Director: Hubert Joly	Issuer	For	Voted – For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1H.	Election of Director: Mark B. Mcclellan	Issuer	For	Voted - For
1I.	Election of Director: Anne M. Mulcahy	Issuer	For	Voted - For
1J.	Election of Director: Charles Prince	Issuer	For	Voted - Against
1K.	Election of Director: A. Eugene Washington	Issuer	For	Voted - For
1L.	Election of Director: Mark A. Weinberger	Issuer	For	Voted - For
1M.	Election of Director: Nadja Y. West	Issuer	For	Voted - For
1N.	Election of Director: Ronald A. Williams	Issuer	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer Compensation.	Issuer	For	Voted - For
3.	Ratification of Appointment of PricewaterhouseCoopers LLP As the Independent Registered Public Accounting Firm for 2021.	Issuer	For	Voted - Against
4.	Report on Government Financial Support and Access to Covid-19 Vaccines and Therapeutics.	Shareholder	Against	Voted - Against
5.	Independent Board Chair.	Shareholder	Against	Voted - For
6.	Civil Rights Audit.	Shareholder	Against	Voted - For
7.	Executive Compensation Bonus Deferral.	Shareholder	Against	Voted - For
JPMORGAN CHASE & CO.
Security ID: 46625H100

Ticker: JPM
Meeting Date: 18-May-21
1A.	Election of Director: Linda B. Bammann	Issuer	For	Voted - Against
1B.	Election of Director: Stephen B. Burke	Issuer	For	Voted - Against
1C.	Election of Director: Todd A. Combs	Issuer	For	Voted - For
1D.	Election of Director: James S. Crown	Issuer	For	Voted - For
1E.	Election of Director: James Dimon	Issuer	For	Voted - For
1F.	Election of Director: Timothy P. Flynn	Issuer	For	Voted - For
1G.	Election of Director: Mellody Hobson	Issuer	For	Voted - For
1H.	Election of Director: Michael A. Neal	Issuer	For	Voted - For
1I.	Election of Director: Phebe N. Novakovic	Issuer	For	Voted - For
1J.	Election of Director: Virginia M. Rometty	Issuer	For	Voted - Against
2.	Advisory Resolution to Approve Executive Compensation.	Issuer	For	Voted - Against
3.	Approval of Amended and Restated Long-term Incentive Plan Effective May 18, 2021.	Issuer	For	Voted - Against
4.	Ratification of Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against
5.	Improve Shareholder Written Consent.	Shareholder	Against	Voted - For
6.	Racial Equity Audit and Report.	Shareholder	Against	Voted - For
7.	Independent Board Chairman.	Shareholder	Against	Voted - For
8.	Political and Electioneering Expenditure Congruency Report.	Shareholder	Against	Voted – Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

LOWE'S COMPANIES, INC.
Security ID: 548661107
Ticker: LOW
Meeting Date: 28-May-21
1.	Director: Raul Alvarez	Issuer	For	Voted - For
1.	Director: David H. Batchelder	Issuer	For	Voted - For
1.	Director: Angela F. Braly	Issuer	For	Voted - For
1.	Director: Sandra B. Cochran	Issuer	For	Voted - For
1.	Director: Laurie Z. Douglas	Issuer	For	Voted - For
1.	Director: Richard W. Dreiling	Issuer	For	Voted - Withheld
1.	Director: Marvin R. Ellison	Issuer	For	Voted - For
1.	Director: Daniel J. Heinrich	Issuer	For	Voted - For
1.	Director: Brian C. Rogers	Issuer	For	Voted - For
1.	Director: Bertram L. Scott	Issuer	For	Voted - For
1.	Director: Mary Beth West	Issuer	For	Voted - For
2.	Advisory Vote to Approve Lowes Named Executive Officer Compensation in Fiscal 2020.	Issuer	For	Voted - For
3.	Ratification of the Appointment of Deloitte & Touche LLP As Lowes Independent Registered Public Accounting Firm for Fiscal 2021.	Issuer	For	Voted - Against
4.	Shareholder Proposal Regarding Amending the Companys Proxy Access Bylaw to Remove Shareholder Aggregation Limits.	Shareholder	Against	Voted - For
MASTERCARD INCORPORATED
Security ID: 57636Q104
Ticker: MA
Meeting Date: 22-Jun-21
1A.	Election of Director: Ajay Banga	Issuer	For	Voted - For
1B.	Election of Director: Merit E. Janow	Issuer	For	Voted - For
1C.	Election of Director: Richard K. Davis	Issuer	For	Voted - For
1D.	Election of Director: Steven J. Freiberg	Issuer	For	Voted - Against
1E.	Election of Director: Julius Genachowski	Issuer	For	Voted - For
1F.	Election of Director: Choon Phong Goh	Issuer	For	Voted - For
1G.	Election of Director: Oki Matsumoto	Issuer	For	Voted - For
1H.	Election of Director: Michael Miebach	Issuer	For	Voted - For
1I.	Election of Director: Youngme Moon	Issuer	For	Voted - For
1J.	Election of Director: Rima Qureshi	Issuer	For	Voted - For
1K.	Election of Director: Josã© Octavio Reyes Lagunes	Issuer	For	Voted - For
1L.	Election of Director: Gabrielle Sulzberger	Issuer	For	Voted - For
1M.	Election of Director: Jackson Tai	Issuer	For	Voted - For
1N.	Election of Director: Lance Uggla	Issuer	For	Voted - For
2.	Advisory Approval of Mastercards Executive Compensation.	Issuer	For	Voted - For
3.	Ratification of the Appointment of PricewaterhouseCoopers LLP As the Independent Registered Public Accounting Firm for Mastercard for 2021.	Issuer	For	Voted – Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4.	Approval of the Amendment and Restatement of the Mastercard Incorporated 2006 Long Term Incentive Plan.	Issuer	For	Voted - For
5.	Approval of the Amendment and Restatement of the Mastercard Incorporated 2006 Non-employee Director Equity Compensation Plan.	Issuer	For	Voted - For
6.	Approval of Amendments to Mastercards Certificate of Incorporation to Remove Supermajority Voting Requirements.	Issuer	For	Voted - For
MEDTRONIC PLC
Security ID: G5960L103
Ticker: MDT
Meeting Date: 11-Dec-20
1A.	Election of Director: Richard H. Anderson	Issuer	For	Voted - Against
1B.	Election of Director: Craig Arnold	Issuer	For	Voted - For
1C.	Election of Director: Scott C. Donnelly	Issuer	For	Voted - For
1D.	Election of Director: Andrea J. Goldsmith, Ph.D.	Issuer	For	Voted - For
1E.	Election of Director: Randall J. Hogan, III	Issuer	For	Voted - For
1F.	Election of Director: Michael O. Leavitt	Issuer	For	Voted - For
1G.	Election of Director: James T. Lenehan	Issuer	For	Voted - Against
1H.	Election of Director: Kevin E. Lofton	Issuer	For	Voted - For
1I.	Election of Director: Geoffrey S. Martha	Issuer	For	Voted - Against
1J.	Election of Director: Elizabeth G. Nabel, M.D.	Issuer	For	Voted - For
1K.	Election of Director: Denise M. Oleary	Issuer	For	Voted - For
1L.	Election of Director: Kendall J. Powell	Issuer	For	Voted - For
2.
To Ratify, in A Non-binding Vote, the Appointment of PricewaterhouseCoopers LLP As the Companys Independent Auditor for Fiscal Year 2021 and to Authorize, in A Binding Vote, the Board of Directors, Acting Through the Audit Committee, to Set the Auditors Remuneration.
		Issuer	For	Voted - Against
3.	To Approve, in A Non-binding Advisory Vote, Named Executive Officer Compensation (a "say-on-pay" Vote).	Issuer	For	Voted - For
4.	To Renew the Boards Authority to Issue Shares.	Issuer	For	Voted - For
5.	To Renew the Boards Authority to Opt Out of Pre-emption Rights.	Issuer	For	Voted - For
6.	Authorizing the Company and Any Subsidiary of the Company to Make Overseas Market Purchases of Medtronic Ordinary Shares.	Issuer	For	Voted - For
MICROSOFT CORPORATION
Security ID: 594918104
Ticker: MSFT
Meeting Date: 02-Dec-20
1A.	Election of Director: Reid G. Hoffman	Issuer	For	Voted – For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1B.	Election of Director: Hugh F. Johnston	Issuer	For	Voted - For
1C.	Election of Director: Teri L. List-stoll	Issuer	For	Voted - For
1D.	Election of Director: Satya Nadella	Issuer	For	Voted - For
1E.	Election of Director: Sandra E. Peterson	Issuer	For	Voted - For
1F.	Election of Director: Penny S. Pritzker	Issuer	For	Voted - For
1G.	Election of Director: Charles W. Scharf	Issuer	For	Voted - For
1H.	Election of Director: Arne M. Sorenson	Issuer	For	Voted - For
1I.	Election of Director: John W. Stanton	Issuer	For	Voted - For
1J.	Election of Director: John W. Thompson	Issuer	For	Voted - For
1K.	Election of Director: Emma N. Walmsley	Issuer	For	Voted - For
1L.	Election of Director: Padmasree Warrior	Issuer	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer Compensation.	Issuer	For	Voted - For
3.	Ratification of Deloitte & Touche LLP As our Independent Auditor for Fiscal Year 2021.	Issuer	For	Voted - Against
4.	Shareholder Proposal - Report on Employee Representation on Board of Directors.	Shareholder	Against	Voted - Against

ORACLE CORPORATION
Security ID: 68389X105
Ticker: ORCL
Meeting Date: 04-Nov-20
1.	Director: Jeffrey S. Berg	Issuer	For	Voted - Withheld
1.	Director: Michael J. Boskin	Issuer	For	Voted - Withheld
1.	Director: Safra A. Catz	Issuer	For	Voted - For
1.	Director: Bruce R. Chizen	Issuer	For	Voted - Withheld
1.	Director: George H. Conrades	Issuer	For	Voted - Withheld
1.	Director: Lawrence J. Ellison	Issuer	For	Voted - Withheld
1.	Director: Rona A. Fairhead	Issuer	For	Voted - For
1.	Director: Jeffrey O. Henley	Issuer	For	Voted - For
1.	Director: Renee J. James	Issuer	For	Voted - For
1.	Director: Charles W. Moorman IV	Issuer	For	Voted - Withheld
1.	Director: Leon E. Panetta	Issuer	For	Voted - Withheld
1.	Director: William G. Parrett	Issuer	For	Voted - For
1.	Director: Naomi O. Seligman	Issuer	For	Voted - Withheld
1.	Director: Vishal Sikka	Issuer	For	Voted - For
2.	Advisory Vote to Approve Compensation of Named Executive Officers.	Issuer	For	Voted - For
3.	Approve the Oracle Corporation 2020 Equity Incentive Plan.	Issuer	For	Voted - Against
4.	Ratification of Selection of Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against
5.	Stockholder Proposal Regarding Pay Equity Report.	Shareholder	Against	Voted - For
6.	Stockholder Proposal Regarding Independent Board Chair.	Shareholder	Against	Voted – For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

PEPSICO, INC.
Security ID: 713448108
Ticker: PEP
Meeting Date: 05-May-21
1A.	Election of Director: Segun Agbaje	Issuer	For	Voted - For
1B.	Election of Director: Shona L. Brown	Issuer	For	Voted - For
1C.	Election of Director: Cesar Conde	Issuer	For	Voted - For
1D.	Election of Director: Ian Cook	Issuer	For	Voted - Against
1E.	Election of Director: Dina Dublon	Issuer	For	Voted - For
1F.	Election of Director: Michelle Gass	Issuer	For	Voted - For
1G.	Election of Director: Ramon L. Laguarta	Issuer	For	Voted - For
1H.	Election of Director: Dave Lewis	Issuer	For	Voted - For
1I.	Election of Director: David C. Page	Issuer	For	Voted - For
1J.	Election of Director: Robert C. Pohlad	Issuer	For	Voted - For
1K.	Election of Director: Daniel Vasella	Issuer	For	Voted - For
1L.	Election of Director: Darren Walker	Issuer	For	Voted - For
1M.	Election of Director: Alberto Weisser	Issuer	For	Voted - For
2.	Ratification of the Appointment of KPMG LLP As the Companys Independent Registered Public Accounting Firm for Fiscal Year 2021.	Issuer	For	Voted - Against
3.	Advisory Approval of the Companys Executive Compensation.	Issuer	For	Voted - For
4.	Shareholder Proposal - Special Shareholder Meeting Vote Threshold.	Shareholder	Against	Voted - Against
5.	Shareholder Proposal - Report on Sugar and Public Health.	Shareholder	Against	Voted - Against
6.	Shareholder Proposal - Report on External Public Health Costs.	Shareholder	Against	Voted - Against
RAYTHEON TECHNOLOGIES
Security ID: 75513E101
Ticker: RTX
Meeting Date: 26-Apr-21
1A.	Election of Director: Tracy A. Atkinson	Issuer	For	Voted - Against
1B.	Election of Director: Gregory J. Hayes	Issuer	For	Voted - For
1C.	Election of Director: Thomas A. Kennedy	Issuer	For	Voted - For
1D.	Election of Director: Marshall O. Larsen	Issuer	For	Voted - For
1E.	Election of Director: George R. Oliver	Issuer	For	Voted - For
1F.	Election of Director: Robert K. (kelly) Ortberg	Issuer	For	Voted - For
1G.	Election of Director: Margaret L. Osullivan	Issuer	For	Voted - For
1H.	Election of Director: Dinesh C. Paliwal	Issuer	For	Voted - Against
1I.	Election of Director: Ellen M. Pawlikowski	Issuer	For	Voted - For
1J.	Election of Director: Denise L. Ramos	Issuer	For	Voted - Against
1K.	Election of Director: Fredric G. Reynolds	Issuer	For	Voted - Against
1L.	Election of Director: Brian C. Rogers	Issuer	For	Voted - Against
1M.	Election of Director: James A. Winnefeld, Jr.	Issuer	For	Voted - Against
1N.	Election of Director: Robert O. Work	Issuer	For	Voted – For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Advisory Vote to Approve Executive Compensation.	Issuer	For	Voted - Against
3.	Appoint PricewaterhouseCoopers LLP to Serve As Independent Auditor for 2021.	Issuer	For	Voted - Against
4.	Approve Raytheon Technologies Corporation Executive Annual Incentive Plan.	Issuer	For	Voted - For
5.	Approve Amendment to the Raytheon Technologies Corporation 2018 Long-term Incentive Plan.	Issuer	For	Voted - Against
6.	Shareowner Proposal to Amend Proxy Access Bylaw.	Shareholder	Against	Voted - For
S&P GLOBAL INC.
Security ID: 78409V104
Ticker: SPGI
Meeting Date: 11-Mar-21
1.
Approval of the S&p Global Share Issuance. to Vote on A Proposal to Approve the Issuance of S&p Global Inc. Common Stock, Par Value $1.00 Per Share, to the Shareholders of Ihs Markit Ltd. in Connection with the Merger Contemplated by Agreement and Plan of Merger Dated Nov. 29, 2020, As Amended by Amendment No. 1, Dated As of January 20, 2021, and As It May Further be Amended from Time to Time, by and Among S&p Global Inc., Sapphire Subsidiary, Ltd. and Ihs Markit Ltd.
	Issuer	For	Voted - For
Meeting Date: 05-May-21
1a.	Election of Director: Marco Alverã	Issuer	For	Voted - For
1b.	Election of Director: William J. Amelio	Issuer	For	Voted - For
1c.	Election of Director: William D. Green	Issuer	For	Voted - Against
1d.	Election of Director: Stephanie C. Hill	Issuer	For	Voted - For
1e.	Election of Director: Rebecca Jacoby	Issuer	For	Voted - For
1f.	Election of Director: Monique F. Leroux	Issuer	For	Voted - For
1g.	Election of Director: Ian P. Livingston	Issuer	For	Voted - For
1h.	Election of Director: Maria R. Morris	Issuer	For	Voted - For
1i.	Election of Director: Douglas L. Peterson	Issuer	For	Voted - For
1j.	Election of Director: Edward B. Rust, Jr.	Issuer	For	Voted - Against
1k.	Election of Director: Kurt L. Schmoke	Issuer	For	Voted - For
1l.	Election of Director: Richard E. Thornburgh	Issuer	For	Voted - Against
2.	Approve, on an Advisory Basis, the Executive Compensation Program for the Companys Named Executive Officers.	Issuer	For	Voted - For
3.	Ratify the Selection of Ernst & Young LLP As our Independent Auditor for 2021.	Issuer	For	Voted - Against
4.	Approve, on an Advisory Basis, the Companys Greenhouse Gas (ghg) Emissions Reduction Plan.	Issuer	For	Voted - For
5.	Shareholder Proposal to Transition to A Public Benefit Corporation.	Shareholder	Against	Voted – Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

STARBUCKS CORPORATION
Security ID: 855244109
Ticker: SBUX
Meeting Date: 17-Mar-21
1A.	Election of Director: Richard E. Allison, Jr.	Issuer	For	Voted - For
1B.	Election of Director: Rosalind G. Brewer (withdrawn)	Issuer	For	Voted - For
1C.	Election of Director: Andrew Campion	Issuer	For	Voted - For
1D.	Election of Director: Mary N. Dillon	Issuer	For	Voted - For
1E.	Election of Director: Isabel Ge Mahe	Issuer	For	Voted - For
1F.	Election of Director: Mellody Hobson	Issuer	For	Voted - For
1G.	Election of Director: Kevin R. Johnson	Issuer	For	Voted - For
1H.	Election of Director: Jã¸rgen Vig Knudstorp	Issuer	For	Voted - For
1I.	Election of Director: Satya Nadella	Issuer	For	Voted - For
1J.	Election of Director: Joshua Cooper Ramo	Issuer	For	Voted - Against
1K.	Election of Director: Clara Shih	Issuer	For	Voted - For
1L.	Election of Director: Javier G. Teruel	Issuer	For	Voted - For
2.	Advisory Resolution to Approve our Executive Officer Compensation.	Issuer	For	Voted - For
3.	Ratification of Selection of Deloitte & Touche LLP As our Independent Registered Public Accounting Firm for Fiscal 2021.	Issuer	For	Voted - Against
4.	Employee Board Representation.	Shareholder	Against	Voted - Against
THE COCA-COLA COMPANY
Security ID: 191216100
Ticker: KO
Meeting Date: 20-Apr-21
1A.	Election of Director: Herbert A. Allen	Issuer	For	Voted - For
1B.	Election of Director: Marc Bolland	Issuer	For	Voted - For
1C.	Election of Director: Ana Botã-n	Issuer	For	Voted - For
1D.	Election of Director: Christopher C. Davis	Issuer	For	Voted - Against
1E.	Election of Director: Barry Diller	Issuer	For	Voted - Against
1F.	Election of Director: Helene D. Gayle	Issuer	For	Voted - Against
1G.	Election of Director: Alexis M. Herman	Issuer	For	Voted - Against
1H.	Election of Director: Robert A. Kotick	Issuer	For	Voted - For
1I.	Election of Director: Maria Elena Lagomasino	Issuer	For	Voted - Against
1J.	Election of Director: James Quincey	Issuer	For	Voted - For
1K.	Election of Director: Caroline J. Tsay	Issuer	For	Voted - For
1L.	Election of Director: David B. Weinberg	Issuer	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation.	Issuer	For	Voted - Against
3.	Ratification of the Appointment of Ernst & Young LLP As Independent Auditors.	Issuer	For	Voted - Against
4.	Shareowner Proposal on Sugar and Public Health.	Shareholder	Against	Voted – Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

THE TJX COMPANIES, INC.
Security ID: 872540109
Ticker: TJX
Meeting Date: 08-Jun-21
1A.	Election of Director: Zein Abdalla	Issuer	For	Voted - For
1B.	Election of Director: Josã© B. Alvarez	Issuer	For	Voted - For
1C.	Election of Director: Alan M. Bennett	Issuer	For	Voted - Against
1D.	Election of Director: Rosemary T. Berkery	Issuer	For	Voted - For
1E.	Election of Director: David T. Ching	Issuer	For	Voted - For
1F.	Election of Director: C. Kim Goodwin	Issuer	For	Voted - For
1G.	Election of Director: Ernie Herrman	Issuer	For	Voted - For
1H.	Election of Director: Michael F. Hines	Issuer	For	Voted - Against
1I.	Election of Director: Amy B. Lane	Issuer	For	Voted - For
1J.	Election of Director: Carol Meyrowitz	Issuer	For	Voted - For
1K.	Election of Director: Jackwyn L. Nemerov	Issuer	For	Voted - For
1L.	Election of Director: John F. Obrien	Issuer	For	Voted - For
2.	Ratification of Appointment of PricewaterhouseCoopers As Tjxs Independent Registered Public Accounting Firm for Fiscal 2022.	Issuer	For	Voted - Against
3.	Advisory Approval of Tjxs Executive Compensation (the Say-on-pay Vote).	Issuer	For	Voted - For
4.	Shareholder Proposal for A Report on Animal Welfare.	Shareholder	Against	Voted - Against
5.	Shareholder Proposal for Setting Target Amounts for Ceo Compensation.	Shareholder	Against	Voted - For
THE WALT DISNEY COMPANY
Security ID: 254687106
Ticker: DIS
Meeting Date: 09-Mar-21
1A.	Election of Director: Susan E. Arnold	Issuer	For	Voted - For
1B.	Election of Director: Mary T. Barra	Issuer	For	Voted - For
1C.	Election of Director: Safra A. Catz	Issuer	For	Voted - For
1D.	Election of Director: Robert A. Chapek	Issuer	For	Voted - For
1E.	Election of Director: Francis A. Desouza	Issuer	For	Voted - For
1F.	Election of Director: Michael B.g. Froman	Issuer	For	Voted - For
1G.	Election of Director: Robert A. Iger	Issuer	For	Voted - Against
1H.	Election of Director: Maria Elena Lagomasino	Issuer	For	Voted - For
1I.	Election of Director: Mark G. Parker	Issuer	For	Voted - For
1J.	Election of Director: Derica W. Rice	Issuer	For	Voted - For
2.	To Ratify the Appointment of PricewaterhouseCoopers LLP As the Companys Registered Public Accountants for Fiscal 2021.	Issuer	For	Voted - Against
3.	To Approve the Advisory Resolution on Executive Compensation.	Issuer	For	Voted - For
4.	Shareholder Proposal Requesting an Annual Report Disclosing Information Regarding the Companys Lobbying Policies and Activities.	Shareholder	Against	Voted – Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	Shareholder Proposal Requesting Non-management Employees on Director Nominee Candidate Lists.	Shareholder	Against	Voted - Against
UNITEDHEALTH GROUP INCORPORATED
Security ID: 91324P102
Ticker: UNH
Meeting Date: 07-Jun-21
1A.	Election of Director: Richard T. Burke	Issuer	For	Voted - Against
1B.	Election of Director: Timothy P. Flynn	Issuer	For	Voted - For
1C.	Election of Director: Stephen J. Hemsley	Issuer	For	Voted - Against
1D.	Election of Director: Michele J. Hooper	Issuer	For	Voted - For
1E.	Election of Director: F. William Mcnabb III	Issuer	For	Voted - For
1F.	Election of Director: Valerie C. Montgomery Rice, M.D.	Issuer	For	Voted - For
1G.	Election of Director: John H. Noseworthy, M.D.	Issuer	For	Voted - For
1H.	Election of Director: Gail R. Wilensky, Ph.D.	Issuer	For	Voted - For
1I.	Election of Director: Andrew Witty	Issuer	For	Voted - For
2.	Advisory Approval of the Companys Executive Compensation.	Issuer	For	Voted - For
3.	Ratification of the Appointment of Deloitte & Touche LLP As the Independent Registered Public Accounting Firm for the Company for the Year Ending December 31, 2021.	Issuer	For	Voted - Against
4.	Approval of an Amendment to the Unitedhealth Group 1993 Employee Stock Purchase Plan.	Issuer	For	Voted - For
5.
If Properly Presented at the 2021 Annual Meeting of Shareholders, the Shareholder Proposal Set Forth in the Proxy Statement Requesting A Reduction of the Share Ownership Threshold for Calling A Special Meeting of Shareholders.
		Shareholder	Against	Voted - Against

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 12, 2021